Trade and other receivables - Schedule of trade and other receivables (Details) - GBP (£) £ in Millions		Mar. 31, 2024	Mar. 31, 2023	Mar. 31, 2022
Disclosure Of Trade And Other Receivables [Line Items]
Accrued income		£ 885	£ 1,126
Trade receivables		4,332	3,052
Trade receivables and accrued income, net		2,827	3,149
Prepayments		385	389
Contract assets		76	49
Other receivables		127	243
Trade and other receivables	[1]	3,415	3,830
Non-current prepayments		390	124
Gross carrying amount
Disclosure Of Trade And Other Receivables [Line Items]
Trade receivables		2,501	2,583
Accrued income		885	1,126
Gross carrying amount | Trade receivables
Disclosure Of Trade And Other Receivables [Line Items]
Trade receivables		2,501	2,583
Accumulated impairment
Disclosure Of Trade And Other Receivables [Line Items]
Trade receivables		(559)	(560)
Accumulated impairment | Trade receivables
Disclosure Of Trade And Other Receivables [Line Items]
Trade receivables		£ (559)	(560)	£ (741)
Increase (decrease) due to voluntary changes in accounting policy
Disclosure Of Trade And Other Receivables [Line Items]
Prepayments			(53)
Non-current prepayments			£ 53

[1]	In the year, we have revised our policy in relation to the classification of capital expenditure prepayments between current and non-current in order to align these to the operating cycles of the underlying assets to which they relate. Accordingly, comparative amounts have been re-presented to reflect this change (see notes 14 and 19).